Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Equipment not in use	$ 0	$ 514,502
Depreciation expense within cost of goods sold		0	$ 882
Return of equipment	0	32,269
Write-down of long lived assets	514,502	0	0
Gain loss on sale of equipment	0	(41,603)	0
Proceeds from sale of equipment	0	29,191	0
Loss on disposal of equipment	$ 0	41,603	$ 0
Laboratory Equipment
Equipment book value		29,191
Gain loss on sale of equipment		30,309
Proceeds from sale of equipment		59,500
Loss on disposal of equipment		$ 11,294